SCHEDULE 1 STATEMENT OF COMPREHENSIVE INCOME (LOSS) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income (loss)	$ (133,593,621)	$ (94,292,695)	$ 51,734,255
Other comprehensive income (loss): foreign currency translation adjustments, net of tax impact nil for 2010, 2011 and 2012	824,167	6,678,512	6,812,403
Comprehensive income (loss)	(132,756,541)	(87,614,183)	58,546,658
Parent Company [Member]
Net income (loss)	(133,580,664)	(94,292,695)	51,734,255
Other comprehensive income (loss): foreign currency translation adjustments, net of tax impact nil for 2010, 2011 and 2012	824,123	6,678,512	6,812,403
Comprehensive income (loss)	$ (132,756,541)	$ (87,614,183)	$ 58,546,658